Preference Shares	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Preference Shares
PREFERENCE SHARES

Authorized

(a)	an unlimited number of First Preference Shares, without nominal or par value

(b)	an unlimited number of Second Preference Shares, without nominal or par value

Issued and Outstanding

	2017		2016
First Preference Shares	Number		Number
	of Shares	Amount	of Shares	Amount
	(in thousands)	(in millions)	(in thousands)	(in millions)
Series F	5,000	$122	5,000	$122
Series G	9,200	225	9,200	225
Series H	7,025	172	7,025	172
Series I	2,975	73	2,975	73
Series J	8,000	196	8,000	196
Series K	10,000	244	10,000	244
Series M	24,000	591	24,000	591
	66,200	$1,623	66,200	$1,623

In September 2016 the Corporation redeemed all of the issued and outstanding $200 million 4.9% First Preference Shares, Series E at a redemption price of $25.3063 per share, being equal to $25.00 plus the amount of accrued and unpaid dividends per share. Upon redemption, approximately $3 million of after-tax issuance costs associated with the First Preference Shares, Series E were recognized in net earnings attributable to preference equity shareholders.

Characteristics of the First Preference Shares are as follows.

				Earliest
			Reset	Redemption		Right to
	Initial	Annual	Dividend	and/or	Redemption	Convert on
	Yield	Dividend	Yield	Conversion	Value	a One For
First Preference Shares (1) (2)	(%)	($)	(%)	Option Date	($)	One Basis
Perpetual fixed rate
Series F	4.90	1.2250	—	December 1, 2011	25.00	—
Series J (3)	4.75	1.1875	—	December 1, 2017	26.00	—
Fixed rate reset (4) (5)
Series G	5.25	0.9708	2.13	September 1, 2013	25.00	—
Series H	4.25	0.6250	1.45	June 1, 2015	25.00	Series I
Series K	4.00	1.0000	2.05	March 1, 2019	25.00	Series L
Series M	4.10	1.0250	2.48	December 1, 2019	25.00	Series N
Floating rate reset (5) (6)
Series I (3)	2.10	—	1.45	June 1, 2015	25.50	Series H
Series L	—	—	2.05	March 1, 2024	—	Series K
Series N	—	—	2.48	December 1, 2024	—	Series M

(1)
Holders are entitled to receive a fixed or floating cumulative quarterly cash dividend as and when declared by the Board of Directors of the Corporation, payable in equal quarterly installments on the first day of each quarter.

(2)
On or after the specified redemption dates, the Corporation has the option to redeem for cash the outstanding First Preference Shares, in whole or in part, at the specified per share redemption value plus all accrued and unpaid dividends up to but excluding the dates fixed for redemption, and in the case of the First Preference Shares that reset, on every fifth anniversary date, thereafter.

(3)
First Preference Shares, Series J are redeemable at $26.00 until December 1, 2018, such redemption price decreasing by $0.25 each year until December 1, 2021 and redeemable at $25.00 per share thereafter. First Preference Shares, Series I are redeemable at $25.50 per share, up to but excluding June 1, 2020, and at $25.00 per share on June 1, 2020, and on every fifth anniversary date of June 1, 2020, thereafter.

(4)
On the redemption and/or conversion option date, and each five-year anniversary thereafter, the reset annual dividend per share will be determined by multiplying $25.00 per share by the annual fixed dividend rate, which is the sum of the five-year Government of Canada Bond Yield on the applicable reset date, plus the applicable reset dividend yield.

(5)
On each conversion option date, the holders have the option, subject to certain conditions, to convert any or all of their Shares into an equal number of Cumulative Redeemable First Preference Shares of a specified series.

(6)	The floating quarterly dividend rate will be reset every quarter based on the then current three‑month Government of Canada Treasury Bill rate plus the applicable reset dividend yield.

On the liquidation, dissolution or winding-up of Fortis, holders of Common Shares are entitled to participate ratably in any distribution of assets of Fortis, subject to the rights of holders of First Preference Shares and Second Preference Shares and any other class of shares of the Corporation entitled to receive the assets of the Corporation on such a distribution in priority to or ratably with the holders of the Common shares.